Average Annual Total Returns{- Fidelity Emerging Markets Discovery Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-15 - Fidelity Emerging Markets Discovery Fund
	Fidelity Emerging Markets Discovery Fund Return Before Taxes Past 1 year	Fidelity Emerging Markets Discovery Fund Return Before Taxes Past 5 years	Fidelity Emerging Markets Discovery Fund Return Before Taxes Since Inception		Fidelity Emerging Markets Discovery Fund After Taxes on Distributions Past 1 year	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions Past 5 years	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions Since Inception		Fidelity Emerging Markets Discovery Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Emerging Markets Discovery Fund After Taxes on Distributions and Sales Since Inception		IXY2E Past 1 year	IXY2E Past 5 years	IXY2E Since Inception
Total	16.96%	11.46%	7.40%	[1]	16.95%	11.20%	7.14%	[1]	10.31%	9.19%	6.02%	[1]	14.30%	8.53%	4.52%	[1]

[1]	(a)From November 1, 2011